Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Company’s consolidated financial statements include legal contingencies, share-based compensation and realization of deferred tax assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation	Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprises (“WFOE”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of comprehensive income/(loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership of data connectivity services license required by the business model the Company had been using during the year, the equity interests of certain PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, the PRC domestic companies that are material to the Group’s businesses are Beijing Technology and Shenzhen uCloudlink.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the former VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the former VIEs:

As of December 31, 2022
(in thousands of US$)
Cash and cash equivalents	1,951
Accounts receivable, net	474
Amounts due from subsidiaries	12,766
Property and equipment and intangible assets	775
Others	5,536
Total assets	21,502
Short term borrowings	574
Amounts due to parent and subsidiaries	60,029
Accounts payable, accrued expenses and other liabilities	12,690
Contract liabilities	62
Others	80
Total liabilities	73,435
Total shareholders’ deficit	(51,933)
	Years ended December 31,
	2021	2022
	(in thousands of US$)
Revenue (note a)	30,979	30,371
Net loss (note a)	(16,244)	(4,349)
Net cash (used in)/generated from operating activities	(6,553)	858
Net cash used in investing activities	(178)	(430)
Net cash generated from financing activities	5,290	1,230

Note:

(a) Revenue and net loss incurred by the former VIEs are primarily from the provision of data connectivity services, as well as sales of Wi-Fi terminals and sales of data related products.

(b) As described in Note 10 to the consolidated financial statements, the Company sponsors share-based compensation plans in which employees, directors and officers of the Company, its subsidiaries and its former VIEs are eligible to participate. The Company has reflected the full cost of the share-based compensation expenses in its operating expenses. Most of the participating employees of the plans are based in the subsidiaries and former VIEs. If these expenses had been pushed down to the subsidiaries and former VIEs during the periods presented, the Company’s non-cash operating expenses would be lower and the former VIEs’ non-cash operating expenses would be higher by the following amounts:  FY21: USD 0.4 million and FY22: USD 0.5 million, while subsidiaries’ non-cash operating expenses would be higher by the following amounts: FY2021: USD 4.7 million and FY22: USD 2.5 million.

The former VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 22 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the former VIEs, the Company has the power to direct activities of the former VIEs and can have assets transferred out of the former VIEs under its control. Therefore, the Company considers that there is no asset in any of the former VIEs that can be used only to settle obligations of the former VIEs, except for registered capital. As all former VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the former VIEs.

Unrecognized revenue-producing assets held by the former VIEs include certain internet value added services provision and other licenses. The internet value added services provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

On March 17, 2022, Beijing uCloudlink, the former VIEs, the nominee shareholders of the former VIEs and the spouses of the shareholders of Beijing Technology entered into termination agreements respectively, to terminate these contractual arrangements. Beijing uCloudlink issued a confirmation letter to designate Shenzhen Ucloudlink Technology Limited, to exercise the exclusive option right to purchase all equity interests of Beijing Technology from its shareholders according to the above-mentioned option agreement. Accordingly, Shenzhen Technology entered into an equity interest transfer agreement with the shareholders of Beijing Technology, and was registered as the sole shareholder of Beijing Technology since March 17, 2022. All contractual arrangements were terminated since then.

Segment reporting	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of the executive directors of the Company. The Company has only one operating and reportable segment. The Company’s long-lived assets are substantially located in the PRC.

Foreign currency translation	Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in the PRC, Hong Kong and other jurisdictions generally use their respective local currencies as their functional currencies. The reporting currency of the Company is US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive (loss)/income during the period in which they occur.

Revenue recognition	Revenue recognition

Revenue is principally generated by the provision of data connectivity services and the sales of terminals and sales of data related products. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). The Company recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers” for all years presented with full retrospective method.

The Company conducts its business through various contracts with customers, including:

(i) Data connectivity services

The Company generates international data connectivity services revenues from (i) data service fees from the use of portable Wi-Fi terminals (under its brand of “Roamingman”), (ii) data service fees generated from sales of data connectivity services to enterprise customers, and (iii) retail sales of data connectivity services.

The Company also generates local data connectivity services revenues from (i) data service fees generated from sales of data connectivity services to enterprise customers, and (ii) retail sales of data connectivity services.

For data connectivity services from the use of portable Wi-Fi terminals, the Company determines that the arrangement involves the leasing of portable Wi-Fi terminals with data connectivity services embedded. The Company determines that it is the lessor in the arrangement which contains an equipment lease component and a service non-lease component. The Company further determines that lease component is an operating lease under ASC 840, and that the operating lease component and service component are delivered over the same time and pattern. Therefore, the lease income and service income are recognized as data connectivity services revenue evenly over the service period.

The Company evaluates and determines that it is the principal. For data connectivity services from the use of portable Wi-Fi terminals and retail sales of data connectivity services, the Company views users as its customers. For data connectivity services generated from sales of data connectivity services to enterprise customers, the Company views enterprise customers as its customers. The Company reports data connectivity services revenues on gross basis. Accordingly, the amounts paid for data connectivity services by customers are recorded as revenues and the related commission fees paid to its agents (mainly travel agents and other online distributors) are recorded as cost of revenues. Where the Company is the principal, it controls the data before the data connectivity service is provided to customers. Its control is evidenced by the inventory risk borne by the Company and the Company’s ability to direct the use of the data, and is further supported by the Company being primarily responsible to customers and having the discretion in establishing pricing.

Data connectivity services offered to customers typically provide unlimited data usage during a fixed period of time (“contract period”), where revenue is recognized ratably on a straight-line basis over the contract period. The Company does not have further performance obligations to the customers after the contract period. The Company also offers data connectivity services where customers are charged service fee based on actual data usage, where revenue is recognized as the services are provided to customers.

In providing data connectivity services to its customers, the Company procures SIM cards and data plans from various suppliers. Those SIM cards are activated and hosted on the Company’s cloud SIM platform. The Company’s cloud SIM platform manages terminal information and customer accounts and intelligently allocates the SIM cards and data plans and makes them available to customers who purchase the Company’s data connectivity services. Accordingly, the Company takes inventory risk and obtains control of the SIM cards and data plans procured and direct the use of the data on its cloud SIM platform depending on customers’ demand. The Company accounts for the SIM cards and data plans procured as costs of revenue as data is being made available and consumed on its cloud SIM platform.

As the Company’s data connectivity services are provided without right of return and the Company does not provide any other credit and incentive to its customers, therefore, the Company’s provision of data connectivity services does not involve variable consideration.

(ii) Sales of terminals and data related products

The Company generates revenues from selling tangible products, including GlocalMe portable Wi-Fi terminals, GlocalMe World Phone series and smartphones with GlocalMe Inside (“GMI”) implemented, as well as SIM cards, to enterprise and retail customers and business partners. Sales of terminals and data related products are recognized when control of promised goods is transferred to the customers, which generally occurs upon the acceptance of the goods by the customers.

For sales of Wi-Fi terminals, one gigabyte of free data connectivity service is normally included as a bundle package for the first time purchase of the terminals. There are two separate performance obligations in such bundle sales as the Wi-Fi terminal is a distinct good while the data connectivity service is a distinct service. The Company allocates the transaction price to each distinct performance obligation based on their relative standalone selling prices. The Company then recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue related to the Wi-Fi terminals, revenue is recognized when the control of the Wi-Fi terminals is transferred. For revenue related to the data connectivity service, it is recognized ratably on a straight-line basis over the relevant contract period.

(iii) Provision of PaaS or SaaS services

Platform-as-a-Service (PaaS) or Software-as-a-Service (SaaS) mainly consist of fees generated from providing cloud SIM platform as a service to business partners. The Company provides its cloud SIM platform as a service to business partners enabling them to manage their data resources. Business partners using the platform are charged service fees for the use of the cloud SIM platform services. The Company has continuous obligation to ensure the performance of the platform over the service period. Revenue is recognized ratably over the contract period as business partners simultaneously consume and receive benefits from the service. The Company does not provide any other credit and incentive related to the cloud SIM platform services, therefore there is no variable consideration in the arrangement.

(iv) Contract liabilities

Contract liabilities represent the cash collected upfront from the customers for purchase of data connectivity services or purchase of Wi-Fi terminals, while the underlying data connectivity services have not yet been rendered or the Wi-Fi terminals have not been delivered to the customers by the Company, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for data connectivity services and Wi-Fi terminals are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2021 was US$889 thousand. For the years ended December 31, 2021, 2022 and 2023, revenue amounting to US$889 thousand, US$1,575 thousand and US$1,052 thousand were included in the contract liabilities balance at the beginning of the respective period.

Cost of revenue	Cost of revenue

Cost of revenue consists primarily of data connectivity service costs, cost of inventory, logistics costs, depreciation and maintenance costs for equipment, payment processing fees and other related incidental expenses that are directly attributable to the Company’s principal operations.

Research and development expenses
2.8	Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, share-based compensation, materials, general expenses and depreciation expenses associated with research and development activities.

Sales and marketing expenses	Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, share-based compensation, staff costs, sales commissions and other related incidental expenses that are incurred to conduct the Company’s sales and marketing activities.

Advertising and promotional expenses were US$2,846 thousand, US$2,217 thousand and US$3,923 thousand during the years ended December 31, 2021, 2022 and 2023, respectively.

General and administrative expenses
2.10	General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and those not specifically dedicated to research and development or sales and marketing activities, depreciation of property and equipment, amortization of intangible assets, legal and professional services fees, rental and other general corporate related expenses.

Share-based compensation	Share-based compensation

Share-based compensation expenses arise from share-based awards, mainly including Restricted Shares held by certain senior management (namely, Mr. Chaohui Chen, Mr. Zhiping Peng and Mr. Wen Gao), and share options and Restricted Shares awarded to employees, directors and other consultants in accordance with ASC 718 Stock Compensation. The Company follows ASC 718 to determine whether share option or Restricted Shares should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees, certain senior management and directors classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company classifies the share-based awards granted to employees, certain senior management, directors and other consultants as equity award, and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

The Company entered into a share restriction agreement with certain senior management and their respective wholly owned companies, which directly hold the equity interest in the Company. Pursuant to the share restriction agreement, all ordinary shares (“Restricted Shares”) of the Company held by certain senior management shall be subject to vesting conditions until the Restricted Shares become vested. The Restricted Shares were classified as equity awards under ASC 718 and are accounted for as share-based compensation based on the grant date fair value over the vesting period using graded vesting method.

For share options awarded to employees, directors and other consultants, the Company applies the Binominal option pricing model in determining the fair value of options granted under ASC 718. The Company has elected to account for forfeitures when they occur.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company is required to consider many factors and makes certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards change significantly in the future, share-based compensation expense may differ materially.

Other employee benefits	Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended December 31, 2021, 2022 and 2023, contributions to such plan amounting to US$3,074 thousand, US$1,909 thousand and US$708 thousand respectively, were charged to the consolidated statements of comprehensive (loss)/income.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC.

Income taxes	Income taxes

The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are also recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free manner.

The Company adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2021, 2022 and 2023.

Government grants
2.14	Government grants

For government grants that are non-operating in nature and with no further conditions to be met, the amounts are recognized as income in other income/(expense), net. For government grants that contain certain operating conditions, the amounts are recorded as deferred government grant, and are recognized as income in other income/(expense), net when the conditions are met.

Comprehensive income/(loss)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity of the Company during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income/(loss) includes net income/(loss) and other comprehensive income/(loss), which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net income/(loss).

Leases
2.16	Leases

The Company determines if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

The Company recognizes lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets are included in non-current prepayments, receivables and other assets and operating lease liabilities are included in current accrued expenses, accounts payable and other liabilities and other non-current liabilities on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use assets also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

Lease and non-lease components for leases of asset classes are accounted for separately. The Company elected to recognize short-term leases with an initial lease term of twelve months or less.

Earnings/(loss) per share	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between different classes of ordinary shares based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable in connection with the Company’s convertible redeemable preferred shares, redeemable ordinary shares and convertible bonds using the if-converted method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Cash and cash equivalents	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, term deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Cash, and cash equivalents as reported in the consolidated statement of cash flows are presented on the consolidated balance sheet as follows:

	December 31,	December 31,
(In thousands)	2022	2023
Cash and cash equivalents	14,921	23,371

Inventories
2.19	Inventories

Inventories mainly consist of products for sales. They are accounted for using the weighted average cost and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write downs of US$12 thousand, US$138 thousand and US$657 thousand were recorded in cost of revenues in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2021, 2022 and 2023 respectively.

Accounts receivable, net	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Company evaluates the creditworthiness of each customer at the time when services are rendered or products are sold and continuously monitor the recoverability of the accounts receivable.

In January 2022, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectibility by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. For receivables evaluated individually, when it is determined that foreclosure is probable or when the debtor is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of collateral, expected credit losses are based on the fair value of the collateral at the reporting date. The adoption of ASC 326 did not have a material impact on the Company’s financial position, results of operations and cash flows. The consolidated financial statements for the year ended December 31, 2021 were not retrospectively adjusted. The allowance for doubtful accounts were US$4,519 thousand and US$4,201 thousand as of December 31, 2022 and 2023, respectively.

Investment in equity method investees	Investment in equity method investees

The equity investment represents the Company’s investment in three entities. The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. When the Company’s share of loss in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Property and equipment	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets	Intangible assets

Intangible assets mainly consist of trademarks, software and licensed copyrights. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. All intangible assets of the Company are finite-lived intangible assets.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Trademarks	10 years
Software	10 years
Licensed copyrights	10 years

Equity securities without readily determinable fair values
2.24	Equity securities without readily determinable fair values

The Company measures the long-term investment over which the Company does not have significant influence or that do not have readily determinable fair value at cost less impairment prior to January 1, 2018. Effective from January 1, 2018 with the adoption of ASU 2016-01, the Company has elected to use the measurement alternative to account for the equity investment, and therefore carries this investment at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment.

Impairment of long-lived assets	Impairment of long-lived assets

For long-lived assets the Company evaluates for impairment whenever events or changes indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event at the carrying value exceeds the fair value of each reporting unit.

No impairment charge of long-lived assets was recorded for the years ended December 31, 2021 and 2023.

For the year ended December 31, 2022, US$80 thousand of impairment was charged to a long-term investment to iQsim S.A. due to its bankruptcy.

Software development costs
2.26	Software development costs

The Company incurred costs to research and develop relevant software that is used in its cloud SIM architecture. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of software prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

Fair value of financial instruments	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Company’s financial instruments consist principally of other investments, cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities.

As of December 31, 2021, 2022 and 2023, the carrying values of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term nature of these instruments.

Other investments	Other investments

The Company’s other investments consist of investment funds of which underlying assets are debt securities and equity securities. These investment funds are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the consolidated statements of comprehensive (loss)/income.

Convertible promissory notes
2.29	Convertible promissory notes

Convertible promissory notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.